FAIR VALUE- Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
FAIR VALUE
Balance at the beginning of the period	$ 353,669	$ 330,564
Purchase	95,269	186,628
Disposal	(1,512)	(3,890)
Transfer out due to reclassification		(129,287)
Changes in fair value	(45)	12,047
Impairment loss	(133,329)	(34,883)
Foreign exchange difference	(3,210)	(7,510)
Balance at the end of the period	$ 310,842	$ 353,669